Loans and other financial assets at amortized cost (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of loans and other financial assets at amortized cost [Abstract]
Details of loans and other financial assets at amortized cost
(1) Details of loans and other financial assets at amortized cost as of December 31, 2022 and 2023 are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Due from banks	2,994,672	1,950,573
Loans	343,918,560	358,577,179
Other financial assets	8,847,497	12,620,396

Total	355,760,729	373,148,148

Details of due from banks
(2)	Details of due from banks are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Due from banks in local currency:
Due from The Bank of Korea (“BOK”)	160,000	—
Due from depository banks	170,006	108,344
Due from non-depository institutions	183	136
Due from the Korea Exchange	2,440	68
Others	421,318	135,390
Loss allowance	(116)	(59)

Sub-total	753,831	243,879

Due from banks in foreign currencies:
Due from banks on demand	199,671	221,292
Due from banks on time	466,963	366,117
Others	1,586,408	1,135,072
Loss allowance	(12,201)	(15,787)

Sub-total	2,240,841	1,706,694

Total	2,994,672	1,950,573

Details of restricted due from banks
(3)	Details of restricted due from banks are as follows (Unit: Korean Won in millions):

	Counterparty	December 31, 2022	Reason of restriction
Due from banks in local currency:
Due from BOK	BOK	160,000	Reserve deposits under BOK Act
Due from KSFC	The Korea Securities Finance Corporation	2,419	Customer deposits return reserve
Others	Korea Exchange and others	223,705	Korean Won CCP margin and others

	Sub-total	386,124

Due from banks in foreign currencies:
Due from banks on demand	BOK and others	193,507	Reserve deposits under BOK Act and others
Due from banks on time	National Bank Cambodia	253	Reserve deposits and others
Others	Korea Investment & Securities and others	1,581,298	Overseas futures and options trade deposits and others

	Sub-total	1,775,058

	Total	2,161,182

	Counterparty	December 31, 2023	Reason of restriction
Due from banks in local currency:
Due from KSFC	KB Securities Co. Ltd. and SI SECURITIES CORPORATION	68	Futures margin
Others	Korea Federation of Savings Bank and others	129,974	Domestic currency exchange and collateral related to promissory notes and others

	Sub-total	130,042

Due from banks in foreign currencies:
Due from banks on demand	National Bank of Cambodia and others	216,147	Reserve deposits and others
Due from banks on time	National Bank of Cambodia	321	Usage deposits for fund settlement system
Others	People’s Bank of China and others	1,062,130	Reserve deposits and others

	Sub-total	1,278,598

	Total	1,408,640

Changes in allowance for credit losses of due from banks
(4) Changes in the allowance for credit losses and gross carrying amount of due from banks are as follows (Unit: Korean Won in millions):
1) Allowance for credit losses

	For the year ended December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(4,366)	—	—	(4,366)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of allowance for credit losses	(1,477)	—	—	(1,477)
Others (*)	(191)	—	—	(191)

Ending balance	(6,034)	—	—	(6,034)

(*)	Changes due to foreign currencies translation, etc

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(6,034)	—	—	(6,034)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of allowance for credit losses	(7,702)	—	—	(7,702)
Others (*)	1,419	—	—	1,419

Ending balance	(12,317)	—	—	(12,317)

(*)	Changes due to foreign currencies translation, etc

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(12,317)	—	—	(12,317)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of allowance for credit losses	(5,254)	—	—	(5,254)
Others (*)	1,725	—	—	1,725

Ending balance	(15,846)	—	—	(15,846)

(*)	Changes due to foreign currencies translation, etc

Changes in gross carrying amount of due from banks
2) Gross carrying amount

	For the year ended December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	2,515,273	—	—	2,515,273
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net increase	282,987	—	—	282,987
Others (*)	74,658	—	—	74,658
Ending balance	2,872,918	—	—	2,872,918

(*)	Changes due to foreign currencies translation, etc

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	2,872,918	—	—	2,872,918
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net increase	166,693	—	—	166,693
Others (*)	(32,622)	—	—	(32,622)

Ending balance	3,006,989	—	—	3,006,989

(*)	Changes due to foreign currencies translation, etc

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	3,006,989	—	—	3,006,989
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net decrease	(1,154,265)	—	—	(1,154,265)
Changes due to business combinations	113,000	—	—	113,000
Others (*)	695	—	—	695

Ending balance	1,966,419	—	—	1,966,419

(*)	Changes due to foreign currencies translation, etc

Details of loans
(5)	Details of loans are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Loans in local currency	282,686,620	298,157,823
Loans in foreign currencies	26,988,360	28,585,389
Domestic banker’s usance	2,877,079	2,726,633
Credit card accounts	10,370,362	12,531,620
Bills bought in foreign currencies	3,650,792	4,215,956
Bills bought in local currency	533,879	496,148
Factoring receivables	25,469	8,712
Advances for customers on guarantees	25,698	9,996
Private placement bonds	485,519	688,437
Securitized loans	2,990,937	3,203,135
Call loans	3,626,226	2,719,546
Bonds purchased under resale agreements	6,849,038	3,356,392
Financial lease receivables	1,467,858	1,362,279
Installment financial bond	2,832,972	2,635,720
Others	140	119
Loan origination costs and fees	852,002	865,694
Discounted present value	(10,238)	(11,360)
Allowance for credit losses	(2,334,153)	(2,975,060)

Total	343,918,560	358,577,179

Changes in allowance for credit losses of loans
(6)	Changes in the loss allowance of loans are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2021
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	(121,527)	(84,463)	(205,693)	(327,460)	(521,907)	(388,744)
Transfer to 12-month expected credit losses	(23,328)	19,736	3,592	(80,803)	49,902	30,901
Transfer to lifetime expected credit losses	9,201	(11,466)	2,265	14,106	(35,706)	21,600
Transfer to credit-impaired financial assets	2,752	9,918	(12,670)	1,562	18,741	(20,303)
Net reversal (provision) of loss allowance	(4,456)	(32,764)	(130,424)	49,562	(91,981)	(168,323)
Recovery	—	—	(75,058)	—	—	(55,108)
Charge-off	—	—	174,012	—	—	233,507
Disposal	—	—	14,890	—	—	64,078
Interest income from impaired loans	—	—	13,743	—	—	12,672
Others	838	1,435	8,726	(19,733)	4,211	18,487

Ending balance	(136,520)	(97,604)	(206,617)	(362,766)	(576,740)	(251,233)

	For the year ended December 31, 2021
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	(62,712)	(90,481)	(105,537)	(511,699)	(696,851)	(699,974)
Transfer to 12-month expected credit losses	(26,846)	26,581	265	(130,977)	96,219	34,758
Transfer to lifetime expected credit losses	7,497	(8,151)	654	30,804	(55,323)	24,519
Transfer to credit-impaired financial assets	356	925	(1,281)	4,670	29,584	(34,254)
Net reversal (provision) of loss allowance	12,894	(44,363)	(145,336)	58,000	(169,108)	(444,083)
Recovery	—	—	(65,620)	—	—	(195,786)
Charge-off	—	—	220,352	—	—	627,871
Disposal	—	—	25,576	—	—	104,544
Interest income from impaired loans	—	—	—	—	—	26,415
Others	(3)	—	—	(18,898)	5,646	27,213

Ending balance	(68,814)	(115,489)	(70,927)	(568,100)	(789,833)	(528,777)

	For the year ended December 31, 2022
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	(136,520)	(97,604)	(206,617)	(362,766)	(576,740)	(251,233)	—
Transfer to 12-month expected credit losses	(21,684)	21,210	474	(74,402)	68,546	5,856	—
Transfer to lifetime expected credit losses	10,211	(11,568)	1,357	18,678	(21,502)	2,824	—
Transfer to credit-impaired financial assets	3,960	8,975	(12,935)	2,217	12,769	(14,986)	—
Net reversal (provision) of allowance for credit losses	(734)	(49,398)	(156,286)	(22,646)	(303,198)	(107,038)	(27)
Recovery	—	—	(70,077)	—	—	(55,743)	—
Charge-off	—	—	161,850	—	—	140,744	—
Disposal	—	62	21,862	280	128	37,722	—
Interest income from impaired loans	—	—	11,805	—	—	9,576	—
Others	(4,350)	(495)	(948)	(479)	(84)	(97)	—
Changes due to business combinations	1,241	729	7,573	(14,503)	1,847	(9,090)	—

Ending balance	(147,876)	(128,089)	(241,942)	(453,621)	(818,234)	(241,465)	(27)

	For the year ended December 31, 2022
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	(68,814)	(115,489)	(70,927)	(568,100)	(789,833)	(528,777)	—
Transfer to 12-month expected credit losses	(31,360)	31,284	76	(127,446)	121,040	6,406	—
Transfer to lifetime expected credit losses	7,576	(7,694)	118	36,465	(40,764)	4,299	—
Transfer to credit-impaired financial assets	642	2,190	(2,832)	6,819	23,934	(30,753)	—
Net reversal (provision) of allowance for credit losses	20,820	(38,105)	(204,569)	(2,560)	(390,701)	(467,893)	(27)
Recovery	—	—	(53,988)	—	—	(179,808)	—
Charge-off	—	—	220,280	—	—	522,874	—
Disposal	—	—	7,896	280	190	67,480	—
Interest income from impaired loans	—	—	—	—	—	21,381	—
Others	—	—	—	(4,829)	(579)	(1,045)	—
Changes due to business combinations	(3)	—	—	(13,265)	2,576	(1,517)	—

Ending balance	(71,139)	(127,814)	(103,946)	(672,636)	(1,074,137)	(587,353)	(27)

	For the year ended December 31, 2023
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	(147,876)	(128,089)	(241,942)	(453,621)	(818,234)	(241,465)	(27)
Transfer to 12-month expected credit losses	(25,553)	22,750	2,803	(190,665)	190,047	618	—
Transfer to lifetime expected credit losses	10,881	(12,892)	2,011	28,452	(36,229)	7,777	—
Transfer to credit-impaired financial assets	7,085	24,577	(31,662)	17,959	33,272	(51,231)	—
Net reversal (provision) of allowance for credit losses	(41,029)	(41,105)	(340,607)	(361,735)	(153,392)	(515,711)	(1,011)
Recovery	—	—	(65,639)	—	—	(44,043)	—
Charge-off	—	—	301,995	—	—	298,665	—
Disposal	18	419	114,643	266	512	172,519	949
Interest income from impaired loans	—	—	15,553	—	—	19,341	—
Others	(371)	338	22,000	11,656	21,380	(10,173)	—

Ending balance	(196,845)	(134,002)	(220,845)	(947,688)	(762,644)	(363,703)	(89)

	For the year ended December 31, 2023
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	(71,139)	(127,814)	(103,946)	(672,636)	(1,074,137)	(587,353)	(27)
Transfer to 12-month expected credit losses	(30,312)	30,198	114	(246,530)	242,995	3,535	—
Transfer to lifetime expected credit losses	6,894	(7,420)	526	46,227	(56,541)	10,314	—
Transfer to credit-impaired financial assets	748	2,381	(3,129)	25,792	60,230	(86,022)	—
Net reversal (provision) of allowance for credit losses	(3,864)	(15,457)	(338,618)	(406,628)	(209,954)	(1,194,936)	(1,011)
Recovery	—	—	(33,710)	—	—	(143,392)	—
Charge-off	—	—	306,005	—	—	906,665	—
Disposal	—	—	39,360	284	931	326,522	949
Interest income from impaired loans	—	—	—	—	—	34,894	—
Others	(61)	—	—	11,224	21,718	11,827	—

Ending balance	(97,734)	(118,112)	(133,398)	(1,242,267)	(1,014,758)	(717,946)	(89)

Changes in gross carrying amount of loans
(7) Changes in the gross carrying amount of loans are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2021
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	125,990,038	12,016,711	537,106	149,574,932	7,328,741	717,909
Transfer to 12-month expected credit losses	4,377,247	(4,357,347)	(19,900)	1,610,541	(1,575,157)	(35,384)
Transfer to lifetime expected credit losses	(6,104,417)	6,127,477	(23,060)	(3,627,800)	3,670,808	(43,008)
Transfer to credit-impaired financial assets	(108,717)	(79,746)	188,463	(244,236)	(132,986)	377,222
Charge-off	—	—	(174,012)	—	—	(233,507)
Disposal	—	—	(48,795)	—	—	(187,571)
Net increase (decrease)	10,985,534	(206,312)	40,167	23,481,818	(833,127)	(53,929)

Ending balance	135,139,685	13,500,783	499,969	170,795,255	8,458,279	541,732

	For the year ended December 31, 2021
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	7,278,975	1,078,220	180,074	282,843,945	20,423,672	1,435,089
Transfer to 12-month expected credit losses	359,101	(358,776)	(325)	6,346,889	(6,291,280)	(55,609)
Transfer to lifetime expected credit losses	(513,635)	514,369	(734)	(10,245,852)	10,312,654	(66,802)
Transfer to credit-impaired financial assets	(17,416)	(9,253)	26,669	(370,369)	(221,985)	592,354
Charge-off	—	—	(220,352)	—	—	(627,871)
Disposal	—	—	(56,520)	—	—	(292,886)
Net increase (decrease)	1,132,278	170,579	187,263	35,599,630	(868,860)	173,501

Ending balance	8,239,303	1,395,139	116,075	314,174,243	23,354,201	1,157,776

	For the year ended December 31, 2022
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	135,139,685	13,500,783	499,969	170,795,255	8,458,279	541,732	—
Transfer to 12-month expected credit losses	4,651,157	(4,637,460)	(13,697)	1,784,684	(1,768,655)	(16,029)	—
Transfer to lifetime expected credit losses	(6,284,951)	6,303,526	(18,575)	(3,773,713)	3,792,473	(18,760)	—
Transfer to credit-impaired financial assets	(157,808)	(102,097)	259,905	(242,421)	(123,225)	365,646	—
Charge-off	—	—	(161,850)	—	—	(140,744)	—
Disposal	—	(259)	(57,052)	(48,472)	(391)	(134,732)	—
Net increase (decrease)	(2,077,449)	(1,046,885)	47,727	11,005,551	(873,200)	28,198	313,717
Changes due to business combinations	57,743	2,974	7,630	31,551	1,016	687	—

Ending balance	131,328,377	14,020,582	564,057	179,552,435	9,486,297	625,998	313,717

	For the year ended December 31, 2022
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	8,239,303	1,395,139	116,075	314,174,243	23,354,201	1,157,776	—
Transfer to 12-month expected credit losses	542,021	(541,913)	(108)	6,977,862	(6,948,028)	(29,834)	—
Transfer to lifetime expected credit losses	(403,398)	403,598	(200)	(10,462,062)	10,499,597	(37,535)	—
Transfer to credit-impaired financial assets	(31,780)	(21,244)	53,024	(432,009)	(246,566)	678,575	—
Charge-off	—	—	(220,280)	—	—	(522,874)	—
Disposal	—	—	(17,082)	(48,472)	(650)	(208,866)	—
Net increase (decrease)	769,314	(169,200)	247,981	9,697,416	(2,089,285)	323,906	313,717
Changes due to business combinations	—	—	—	89,294	3,990	8,317	—

Ending balance	9,115,460	1,066,380	179,410	319,996,272	24,573,259	1,369,465	313,717

	For the year ended December 31, 2023
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	131,328,377	14,020,582	564,057	179,552,435	9,486,297	625,998	313,717
Transfer to 12-month expected credit losses	4,038,074	(4,024,039)	(14,035)	2,214,045	(2,209,035)	(5,010)	—
Transfer to lifetime expected credit losses	(6,406,254)	6,422,979	(16,725)	(4,944,087)	4,971,596	(27,509)	—
Transfer to credit-impaired financial assets	(263,965)	(173,536)	437,501	(582,131)	(242,382)	824,513	—
Charge-off	—	—	(301,995)	—	—	(298,665)	—
Disposal	(63)	(491)	(218,965)	(18,149)	(719)	(404,876)	(152,024)
Net increase(decrease)	4,115,668	(1,531,099)	192,248	12,389,915	(1,384,370)	142,393	606,794
Changes due to business combinations	1,144	—	—	—	—	—	—

Ending balance	132,812,981	14,714,396	642,086	188,612,028	10,621,387	856,844	768,487

	For the year ended December 31, 2023
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	9,115,460	1,066,380	179,410	319,996,272	24,573,259	1,369,465	313,717
Transfer to 12-month expected credit losses	343,929	(343,765)	(164)	6,596,048	(6,576,839)	(19,209)	—
Transfer to lifetime expected credit losses	(411,467)	412,222	(755)	(11,761,808)	11,806,797	(44,989)	—
Transfer to credit-impaired financial assets	(40,236)	(20,039)	60,275	(886,332)	(435,957)	1,322,289	—
Charge-off	—	—	(306,005)	—	—	(906,665)	—
Disposal	—	—	(73,107)	(18,212)	(1,210)	(696,948)	(152,024)
Net increase(decrease)	2,279,382	(131,187)	393,697	18,784,965	(3,046,656)	728,338	606,794
Changes due to business combinations	—	—	—	1,144	—	—	—

Ending balance	11,287,068	983,611	253,351	332,712,077	26,319,394	1,752,281	768,487

Details of other financial assets
(8) Details of other financial assets are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Cash Management Account asset (CMA asset)	157,000	91,000
Receivables	5,438,469	9,061,936
Accrued income	1,667,397	1,972,330
Telex and telephone subscription rights and refundable deposits	801,536	793,510
Domestic exchange settlement debit	577,919	446,570
Other assets (*)	344,356	411,330
Allowance for credit losses	(139,180)	(156,280)

Total	8,847,497	12,620,396

(*)	The amount included in other assets related employee incidents in prior fiscal year was 63,354 million Won, which was completely lost.

Changes in allowance for credit losses on other financial assets
(9) Changes in the allowances for credit losses on other financial assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(3,666)	(5,450)	(74,179)	(83,295)
Transfer to 12-month expected credit losses	(228)	217	11	—
Transfer to lifetime expected credit losses	147	(174)	27	—
Transfer to credit-impaired financial assets	167	288	(455)	—
Net reversal (provision) of loss allowance	511	(464)	4,664	4,711
Charge-off	—	—	9,965	9,965
Disposal	—	—	1,400	1,400
Others	(606)	3	1,041	438

Ending balance	(3,675)	(5,580)	(57,526)	(66,781)

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(3,675)	(5,580)	(57,526)	(66,781)
Transfer to 12-month expected credit losses	(261)	246	15	—
Transfer to lifetime expected credit losses	209	(225)	16	—
Transfer to credit-impaired financial assets	981	1,134	(2,115)	—
Net reversal (provision) of loss allowance	(1,749)	(4,707)	(6,329)	(12,785)
Charge-off	—	—	2,223	2,223
Disposal	—	—	751	751
Others	317	(1)	(62,904)	(62,588)

Ending balance	(4,178)	(9,133)	(125,869)	(139,180)

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(4,178)	(9,133)	(125,869)	(139,180)
Transfer to 12-month expected credit losses	(388)	285	103	—
Transfer to lifetime expected credit losses	223	(246)	23	—
Transfer to credit-impaired financial assets	50	266	(316)	—
Net reversal (provision) of loss allowance	(3,141)	(8,235)	(10,829)	(22,205)
Charge-off	—	—	4,341	4,341
Disposal	—	—	2,597	2,597
Others	(1,585)	1	(249)	(1,833)

Ending balance	(9,019)	(17,062)	(130,199)	(156,280)

Changes in gross carrying amount of other financial assets
(10) Changes in the gross carrying amount of other financial assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	7,267,426	76,418	188,187	7,532,031
Transfer to 12-month expected credit losses	8,909	(8,894)	(15)	—
Transfer to lifetime expected credit losses	(27,369)	27,399	(30)	—
Transfer to credit-impaired financial assets	(1,877)	(1,638)	3,515	—
Charge-off	—	—	(9,965)	(9,965)
Disposal	—	—	(1,716)	(1,716)
Net increase (decrease)	1,757,450	13,312	(5,108)	1,765,654

Ending balance	9,004,539	106,597	174,868	9,286,004

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	9,004,539	106,597	174,868	9,286,004
Transfer to 12-month expected credit losses	9,765	(9,749)	(16)	—
Transfer to lifetime expected credit losses	(38,248)	38,265	(17)	—
Transfer to credit-impaired financial assets	(1,484)	(2,824)	4,308	—
Charge-off	—	—	24	24
Disposal	(5)	—	(917)	(922)
Net increase (decrease)	(88,214)	(110,835)	(99,748)	(298,797)
Changes due to business combinations	368	—	—	368

Ending balance	8,886,721	21,454	78,502	8,986,677

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	8,886,721	21,454	78,502	8,986,677
Transfer to 12-month expected credit losses	14,252	(14,143)	(109)	—
Transfer to lifetime expected credit losses	(30,528)	30,559	(31)	—
Transfer to credit-impaired financial assets	(7,299)	(1,498)	8,797	—
Charge-off	—	—	(4,341)	(4,341)
Disposal	—	—	(3,318)	(3,318)
Net increase (decrease)	3,634,239	75,526	74,653	3,784,418
Changes due to business combinations	13,240	—	—	13,240

Ending balance	12,510,625	111,898	154,153	12,776,676